DEBT AND CREDIT FACILITIES (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Feb. 05, 2016	Feb. 04, 2016
Disclosure of detailed information about borrowings [line items]
Commercial papers issued				$ 3,566.0			$ 2,155.0
Interest rate on notes	4.80%	5.30%	5.30%	4.80%			5.30%
Lease liability				$ 2,908.0			$ 2,931.0
Deferred financing costs				(54.0)			(43.0)
Longterm borrowings net of deferred financing costs				18,133.0			15,815.0
Current portion of longterm debt and lease liabilities
Current portion of lease liabilities				(272.0)			(310.0)
Long - term debt				(1,413.0)
Current portion of long-term debt				(1,685.0)			(310.0)
Long-term lease liabilities				2,636.0			2,621.0
Long-term debt				$ 13,812.0			12,884.0
Minimum
Additional information
Interest rate on lease liabilities	1.10%			1.10%
Maximum
Additional information
Interest rate on lease liabilities	14.20%			14.20%
Commercial paper
Disclosure of detailed information about borrowings [line items]
Commercial papers issued				$ 3,566.0			$ 2,155.0
Commercial paper | Maximum
Disclosure of detailed information about borrowings [line items]
Commercial paper authorized to be issued				$ 5,000.0
Commercial paper term	365 days
Commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	0.39%	2.05%	2.05%	0.39%			2.05%
Fixed Term Notes
Disclosure of detailed information about borrowings [line items]
Total unsecured long term debt				$ 15,279.0			$ 12,927.0
Notes 7.75 Percent Due 2019
Disclosure of detailed information about borrowings [line items]
Interest rate on notes		7.75%	7.75%				7.75%
Additional information
Long-term debt repaid		$ 140.0
Book value							$ 188.0
Original borrowings maturity amount		145.0	$ 145.0				195.0
Accrued interest		$ 5.0	$ 5.0				$ 7.0
3.10% Series 5 Medium Term Notes, due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.10%	3.10%	3.10%	3.10%			3.10%
Total unsecured long term debt				$ 748.0			$ 749.0
Debentures 9.25 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	9.25%	9.25%	9.25%	9.25%			9.25%
Total unsecured long term debt	$ 300.0	$ 300.0	$ 300.0	$ 389.0			$ 403.0
Notes 9.40 Percent Due 2021
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	9.40%	9.40%	9.40%	9.40%			9.40%
Total unsecured long term debt	$ 220.0			$ 281.0			$ 292.0
Additional information
Revised debt coupon rate following ratings downgrade by Moodys								9.40%	7.90%
Notes 4.50 Percent Due 2022
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.50%	4.50%	4.50%	4.50%			4.50%
Total unsecured long term debt	$ 182.0			$ 224.0			$ 225.0
Notes 2.80% Due 2023
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 450.0
Interest rate on notes	2.80%	2.80%	2.80%	2.80%			2.80%
Total unsecured long term debt	$ 450.0			$ 574.0
Additional information
Debt instrument issue price | $ / shares	$ 99.903
Effective yield	2.834%			2.834%
Notes 3.60 Percent Due 2024
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.60%	3.60%	3.60%	3.60%			3.60%
Total unsecured long term debt	$ 750.0	$ 750.0	$ 750.0	$ 953.0			$ 968.0
Notes 3.10%, Due 2025
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 550.0
Interest rate on notes	3.10%	3.10%	3.10%	3.10%			3.10%
Total unsecured long term debt	$ 550.0			$ 701.0
Additional information
Debt instrument issue price | $ / shares	$ 99.949
Effective yield	3.111%			3.111%
3.00% Series 5 Medium Term Notes, due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.00%	3.00%	3.00%	3.00%			3.00%
Total unsecured long term debt				$ 699.0			$ 698.0
Debentures 7.875 Percent Due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.875%	7.875%	7.875%	7.875%			7.875%
Total unsecured long term debt	$ 275.0	$ 275.0	$ 275.0	$ 364.0			$ 372.0
Notes 8.20 Percent Due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	8.20%	8.20%	8.20%	8.20%			8.20%
Total unsecured long term debt	$ 59.0			$ 79.0			$ 82.0
Debentures 7.00 Percent Due 2028
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.00%	7.00%	7.00%	7.00%			7.00%
Total unsecured long term debt	$ 250.0	$ 250.0	$ 250.0	$ 323.0			$ 329.0
3.10% Series 6 Medium Term Notes, due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	3.10%	3.10%	3.10%	3.10%			3.10%
Total unsecured long term debt				$ 748.0			$ 750.0
Additional information
Senior unsecured notes issued							$ 750.0
Debt instrument issue price | $ / shares			$ 99.761
Effective yield		3.128%	3.128%				3.128%
5.00% Series 7 Medium Term Notes, Due 2030
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 1,250.0
Interest rate on notes	5.00%	5.00%	5.00%	5.00%			5.00%
Total unsecured long term debt				$ 1,247.0
Additional information
Debt instrument issue price | $ / shares	$ 99.697
Effective yield	5.039%			5.039%
Notes 7.15 Percent Due 2032
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	7.15%	7.15%	7.15%	7.15%			7.15%
Total unsecured long term debt	$ 500.0	$ 500.0	$ 500.0	$ 637.0			$ 647.0
Notes 5.35 Percent Due 2033
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.35%	5.35%	5.35%	5.35%			5.35%
Total unsecured long term debt	$ 300.0	$ 300.0	$ 300.0	$ 356.0			$ 361.0
Notes 5.95 Percent Due 2034
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.95%	5.95%	5.95%	5.95%			5.95%
Total unsecured long term debt	$ 500.0	$ 500.0	$ 500.0	$ 636.0			$ 646.0
Notes 5.95 Percent Due 2035
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.95%	5.95%	5.95%	5.95%			5.95%
Total unsecured long term debt	$ 600.0	$ 600.0	$ 600.0	$ 736.0			$ 747.0
5.39% Series 4 Medium Term Notes, due 2037
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	5.39%	5.39%	5.39%	5.39%			5.39%
Total unsecured long term debt				$ 599.0			$ 599.0
Notes 6.50 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.50%	6.50%	6.50%	6.50%			6.50%
Total unsecured long term debt	$ 1,150.0	$ 1,150.0	$ 1,150.0	$ 1,464.0			$ 1,487.0
Notes 6.80 Percent Due 2038
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.80%	6.80%	6.80%	6.80%			6.80%
Total unsecured long term debt	$ 900.0	$ 900.0	$ 900.0	$ 1,167.0			$ 1,186.0
Notes 6.85 Percent Due 2039
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.85%	6.85%	6.85%	6.85%			6.85%
Total unsecured long term debt	$ 750.0	$ 750.0	$ 750.0	$ 953.0			$ 969.0
Notes 6.00 Percent Due 2042
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	6.00%	6.00%	6.00%	6.00%			6.00%
Total unsecured long term debt	$ 152.0			$ 149.0			$ 150.0
Notes 4.00 Percent Due 2047
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.00%	4.00%	4.00%	4.00%			4.00%
Total unsecured long term debt	$ 750.0	$ 750.0	$ 750.0	$ 952.0			$ 967.0
4.34% Series 5 Medium Term Notes, due 2046
Disclosure of detailed information about borrowings [line items]
Interest rate on notes	4.34%	4.34%	4.34%	4.34%			4.34%
Total unsecured long term debt				$ 300.0			$ 300.0
Secured long-term debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt					$ 300.0	$ 2.5